Document and Entity Information	Nov. 08, 2023
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2022
Registrant Name	Fidelity School Street Trust
Central Index Key	0000215829
Investment Company Type	N-1A
Amendment Flag	false